Fair Value of Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Measured on Recurring Basis - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Level 3 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock		$ 12,635
Private Warrants [Member] | Level 1 [Member]
Liabilities:
Private Warrants
Private Warrants [Member] | Level 2 [Member]
Liabilities:
Private Warrants
Private Warrants [Member] | Level 3 [Member]
Liabilities:
Private Warrants	130	642
Bridge Warrants [Member] | Level 1 [Member]
Liabilities:
Bridge Warrants
Bridge Warrants [Member] | Level 2 [Member]
Liabilities:
Bridge Warrants
Bridge Warrants [Member] | Level 3 [Member]
Liabilities:
Bridge Warrants	4,686
Obligation to issue registered shares of Class A Common Stock [Member] | Level 1 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock
Obligation to issue registered shares of Class A Common Stock [Member] | Level 2 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock
Obligation to issue registered shares of Class A Common Stock [Member] | Level 3 [Member]
Liabilities:
Obligation to issue registered shares of Class A Common Stock		12,635
Notes payable [Member] | Level 1 [Member]
Liabilities:
Notes payable
Notes payable [Member] | Level 2 [Member]
Liabilities:
Notes payable
Notes payable [Member] | Level 3 [Member]
Liabilities:
Notes payable	$ 46,950	$ 161,282